Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000024633 [Member] | Other Assets And Liabilities Net Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[1],[2]
C000024633 [Member] | One Hundred Eighty One Plus Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%	[2]
C000024633 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%	[2]
C000024633 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[2]
C000024633 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[2]
C000024633 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.71%	[2]
C000024633 [Member] | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[1],[3]
C000024633 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.82%	[3]
C000024633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[3]
C000024633 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.37%	[3]
C000024632 [Member] | Other Assets And Liabilities Net Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[4],[5]
C000024632 [Member] | One Hundred Eighty One Plus Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%	[5]
C000024632 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%	[5]
C000024632 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[5]
C000024632 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[5]
C000024632 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.71%	[5]
C000024632 [Member] | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[4],[6]
C000024632 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.82%	[6]
C000024632 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[6]
C000024632 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.37%	[6]

[1]	Assets, other than investments in securities, less liabilities.
[2]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.
[4]	Assets, other than investments in securities, less liabilities.
[5]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[6]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.